Investment in Operating Leases (Minimum Future Rentals Receivable on Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Leases [Abstract]
2020	¥ 219,366
2021	152,949
2022	110,259
2023	74,577
2024	42,982
Thereafter	70,468
Total	¥ 670,601